UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 87.3%
Consumer Discretionary 24.7%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		270,000	271,350
Ally Financial, Inc., 4.125%, 3/30/2020 (b)		615,000	605,775
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	328,350
144A, 7.875%, 12/15/2019		445,000	463,912
Altice Finco SA:
144A, 8.125%, 1/15/2024		200,000	192,000
144A, 9.875%, 12/15/2020		445,000	476,150
Altice Luxembourg SA, 144A, 7.25%, 5/15/2022	EUR	890,000	912,315
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		430,000	442,363
AmeriGas Finance LLC:
6.75%, 5/20/2020		900,000	891,000
7.0%, 5/20/2022		695,000	681,100
APX Group, Inc., 6.375%, 12/1/2019		390,000	372,938
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024		1,115,000	1,089,912
144A, 6.0%, 12/15/2024		1,040,000	1,016,600
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		1,090,000	1,111,800
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		30,000	25,500
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	1,215,000	1,349,115
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		970,000	877,850
5.5%, 4/1/2023 (b)		1,355,000	1,287,250
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023 (b)		420,000	433,125
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	714,600
Boyd Gaming Corp., 6.875%, 5/15/2023 (b)		310,000	314,650
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	1,485,000	1,665,006
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	400,000	447,945
Caleres, Inc., 6.25%, 8/15/2023		270,000	266,625
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		830,000	830,000
144A, 5.375%, 5/1/2025 (b)		625,000	618,750
144A, 5.875%, 5/1/2027		1,040,000	1,024,400
CCOH Safari LLC, 144A, 5.75%, 2/15/2026		1,410,000	1,402,062
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,216,000	1,094,400
144A, 6.375%, 9/15/2020		1,655,000	1,599,144
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		374,822	376,696
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	226,950
Series B, 6.5%, 11/15/2022		690,000	639,112
Series A, 7.625%, 3/15/2020		210,000	165,900
Series B, 7.625%, 3/15/2020		2,165,000	1,786,125
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,871,994
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		500,000	441,250
D.R. Horton, Inc., 4.0%, 2/15/2020		200,000	202,500
Dana Holding Corp., 5.5%, 12/15/2024 (b)		410,000	368,231
DISH DBS Corp.:
4.25%, 4/1/2018		535,000	535,669
5.0%, 3/15/2023		700,000	609,000
6.75%, 6/1/2021		90,000	91,800
7.875%, 9/1/2019		565,000	613,025
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020 (b)		860,000	903,000
144A, 5.75%, 3/1/2023 (b)		717,500	756,066
Europcar Groupe SA, 144A, 5.75%, 6/15/2022	EUR	1,595,000	1,749,808
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		745,000	727,772
5.25%, 4/15/2023		6,000,000	5,595,000
Global Partners LP, 7.0%, 6/15/2023		525,000	378,000
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023		420,000	429,450
Group 1 Automotive, Inc.:
5.0%, 6/1/2022 (b)		930,000	884,662
144A, 5.25%, 12/15/2023 (b)		1,505,000	1,414,700
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		620,000	637,825
7.5%, 7/15/2020 (b)		210,000	218,400
11.5%, 7/15/2020		715,000	788,287
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	255,075
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	1,335,000	1,489,592
Lamar Media Corp., 144A, 5.75%, 2/1/2026		150,000	154,500
Lennar Corp., 4.75%, 11/15/2022 (b)		600,000	585,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		105,000	103,425
144A, 7.0%, 9/1/2020		685,000	719,250
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		680,000	674,050
Mediacom Broadband LLC:
5.5%, 4/15/2021		105,000	101,850
6.375%, 4/1/2023		790,000	766,300
Mediacom LLC, 7.25%, 2/15/2022		205,000	206,025
MGM Resorts International:
6.0%, 3/15/2023 (b)		635,000	633,016
8.625%, 2/1/2019		960,000	1,065,600
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		610,000	593,225
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025		300,000	311,250
144A, 10.125%, 1/15/2023		1,095,000	1,157,962
144A, 10.875%, 10/15/2025		720,000	761,400
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		310,000	312,713
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,045,000	1,037,162
144A, 6.0%, 5/15/2022		1,560,000	1,536,600
Penske Automotive Group, Inc., 5.375%, 12/1/2024 (b)		1,485,000	1,440,450
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		315,000	333,900
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		140,000	138,600
144A, 5.375%, 4/15/2023		50,000	50,250
Sally Holdings LLC, 5.625%, 12/1/2025 (b)		1,065,000	1,099,612
Schaeffler Finance BV:
144A, 4.75%, 5/15/2021		827,000	827,000
144A, 4.75%, 5/15/2023		790,000	766,300
Schaeffler Holding Finance BV, 144A, 5.75%, 11/15/2021	EUR	2,620,000	3,008,542
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021 (b)		235,000	235,588
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		435,000	445,875
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		420,000	437,850
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	685,000	726,522
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	556,525
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	249,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025		685,000	671,300
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019 (b)		300,000	291,000
UCI International LLC, 8.625%, 2/15/2019		220,000	61,600
Unitymedia Hessen GmbH & Co., KG:
144A, 4.0%, 1/15/2025	EUR	890,000	941,268
144A, 5.5%, 1/15/2023		4,990,000	5,217,444
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	434,200
144A, 8.5%, 10/15/2022		390,000	361,725
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	874,566
			76,850,321
Consumer Staples 3.5%
Aramark Services, Inc., 144A, 5.125%, 1/15/2024 (b)		440,000	454,300
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		3,170,000	3,265,100
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022	EUR	400,000	426,150
Chiquita Brands International, Inc., 7.875%, 2/1/2021		164,000	173,840
Constellation Brands, Inc., 4.75%, 12/1/2025 (b)		180,000	185,850
Cott Beverages, Inc.:
5.375%, 7/1/2022		915,000	887,550
6.75%, 1/1/2020		410,000	422,300
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		1,360,000	1,402,500
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		540,000	435,888
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025 (b)		415,000	317,475
144A, 7.25%, 6/1/2021		1,050,000	951,563
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		790,000	736,675
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		410,000	394,625
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		130,000	134,550
Post Holdings, Inc., 144A, 6.75%, 12/1/2021 (b)		190,000	198,759
Smithfield Foods, Inc., 6.625%, 8/15/2022		17,000	17,871
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025 (b)		260,000	266,500
The WhiteWave Foods Co., 5.375%, 10/1/2022		410,000	435,625
			11,107,121
Energy 5.5%
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		730,000	615,025
5.375%, 11/1/2021		520,000	440,700
144A, 5.625%, 6/1/2023 (b)		415,000	344,450
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		460,000	343,850
California Resources Corp., 144A, 8.0%, 12/15/2022		272,000	108,120
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		520,000	363,350
Concho Resources, Inc., 5.5%, 4/1/2023 (b)		1,155,000	1,047,573
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		195,000	118,463
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		540,000	459,000
144A, 8.125%, 9/15/2023 (b)		630,000	549,675
EP Energy LLC, 6.375%, 6/15/2023		465,000	162,750
Gulfport Energy Corp., 6.625%, 5/1/2023		210,000	168,000
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		395,000	305,138
144A, 5.75%, 10/1/2025		735,000	575,137
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	194,750
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	234,600
Laredo Petroleum, Inc., 6.25%, 3/15/2023		630,000	453,600
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		815,000	417,198
144A, 7.0%, 3/31/2024		210,000	109,725
Memorial Resource Development Corp., 5.875%, 7/1/2022		395,000	296,250
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		585,000	609,570
Newfield Exploration Co., 5.375%, 1/1/2026		310,000	249,550
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		865,000	484,400
Oasis Petroleum, Inc., 6.875%, 3/15/2022		215,000	124,700
Range Resources Corp., 144A, 4.875%, 5/15/2025 (b)		865,000	700,650
Regency Energy Partners LP:
5.0%, 10/1/2022		255,000	214,276
5.875%, 3/1/2022		55,000	50,356
Rice Energy, Inc., 7.25%, 5/1/2023		105,000	80,588
RSP Permian, Inc.:
6.625%, 10/1/2022		505,000	449,450
144A, 6.625%, 10/1/2022		110,000	97,900
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,430,000	1,308,450
5.625%, 4/15/2023		320,000	280,800
5.625%, 3/1/2025 (b)		520,000	447,200
5.75%, 5/15/2024		1,355,000	1,189,012
Sunoco LP:
144A, 5.5%, 8/1/2020		320,000	300,000
144A, 6.375%, 4/1/2023		305,000	281,363
Targa Resources Partners LP, 4.125%, 11/15/2019		155,000	130,200
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	905,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)		405,000	254,138
6.25%, 4/1/2023 (b)		1,980,000	1,237,500
WPX Energy, Inc., 8.25%, 8/1/2023		560,000	358,400
			17,060,857
Financials 4.6%
AerCap Ireland Capital Ltd.:
4.625%, 10/30/2020		805,000	792,925
5.0%, 10/1/2021		4,255,000	4,255,000
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	486,213
CNO Financial Group, Inc.:
4.5%, 5/30/2020		155,000	158,875
5.25%, 5/30/2025		315,000	318,150
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		650,000	632,839
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		615,000	647,287
E*TRADE Financial Corp.:
4.625%, 9/15/2023		410,000	403,850
5.375%, 11/15/2022		380,000	399,950
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		505,000	525,200
(REIT), 5.75%, 1/1/2025		380,000	390,450
(REIT), 5.875%, 1/15/2026		365,000	377,775
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	1,785,000	1,982,033
MPT Operating Partnership LP:
(REIT), 5.75%, 10/1/2020	EUR	815,000	933,656
(REIT), 6.375%, 2/15/2022		215,000	218,225
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		510,000	531,675
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		450,000	454,500
Societe Generale SA, 144A, 7.875%, 12/29/2049		795,000	766,181
			14,274,784
Health Care 8.2%
Alere, Inc., 144A, 6.375%, 7/1/2023		420,000	396,900
Community Health Systems, Inc.:
5.125%, 8/1/2021 (b)		1,610,000	1,597,925
6.875%, 2/1/2022 (b)		430,000	389,150
7.125%, 7/15/2020 (b)		1,230,000	1,174,650
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		210,000	182,700
Endo Finance LLC:
144A, 5.75%, 1/15/2022 (b)		425,000	422,875
144A, 5.875%, 1/15/2023		455,000	451,588
Endo Ltd.:
144A, 6.0%, 7/15/2023		465,000	467,325
144A, 6.0%, 2/1/2025		315,000	311,100
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023		3,495,000	3,503,737
HCA, Inc.:
5.875%, 2/15/2026		3,025,000	3,085,500
7.5%, 2/15/2022		799,000	886,890
Hologic, Inc., 144A, 5.25%, 7/15/2022		210,000	217,350
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	2,220,000	2,477,075
Horizon Pharma Financing, Inc., 144A, 6.625%, 5/1/2023		325,000	292,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	501,005
LifePoint Health, Inc.:
5.5%, 12/1/2021		525,000	532,875
5.875%, 12/1/2023		615,000	638,062
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		345,000	330,338
144A, 5.625%, 10/15/2023		695,000	651,562
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020 (b)		395,000	388,088
6.75%, 6/15/2023 (b)		835,000	772,375
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		775,000	730,922
144A, 5.875%, 5/15/2023		720,000	644,400
144A, 6.125%, 4/15/2025 (b)		2,085,000	1,873,894
144A, 6.375%, 10/15/2020		495,000	475,200
144A, 7.5%, 7/15/2021		2,100,000	2,082,937
			25,478,923
Industrials 12.9%
ADT Corp.:
3.5%, 7/15/2022 (b)		300,000	270,750
5.25%, 3/15/2020 (b)		675,000	708,750
6.25%, 10/15/2021 (b)		1,000,000	1,037,500
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		940,000	954,100
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,519,294
Allegion PLC, 5.875%, 9/15/2023		555,000	573,037
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		510,000	443,700
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	3,120,000	3,256,193
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	625,525
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		1,680,000	1,150,800
144A, 6.0%, 10/15/2022 (b)		520,000	356,200
144A, 7.5%, 3/15/2025		205,000	140,938
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK)		265,000	254,400
Casella Waste Systems, Inc., 7.75%, 2/15/2019		715,000	693,550
Covanta Holding Corp., 5.875%, 3/1/2024		425,000	370,813
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		535,000	540,350
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	253,750
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	790,000	898,170
EnerSys, 144A, 5.0%, 4/30/2023		105,000	103,425
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,175,000	1,105,969
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		240,000	219,600
FTE Verwaltungs GmbH, 144A, 9.0%, 7/15/2020	EUR	3,015,000	3,429,295
FTI Consulting, Inc., 6.0%, 11/15/2022		390,000	403,650
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	245,700
Gates Global LLC:
144A, 5.75%, 7/15/2022	EUR	150,000	116,970
144A, 6.0%, 7/15/2022		390,000	287,625
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		885,000	913,762
144A, 5.0%, 11/15/2025 (b)		423,000	435,690
Masonite International Corp., 144A, 5.625%, 3/15/2023		445,000	456,125
Meritor, Inc.:
6.25%, 2/15/2024 (b)		425,000	332,828
6.75%, 6/15/2021		1,015,000	888,125
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	373,700
Nortek, Inc., 8.5%, 4/15/2021		800,000	826,000
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	260,805
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		545,000	532,056
Oshkosh Corp.:
5.375%, 3/1/2022		322,500	325,725
5.375%, 3/1/2025		50,000	49,500
Paprec Holding, 144A, 5.25%, 4/1/2022	EUR	2,080,000	2,138,438
Ply Gem Industries, Inc., 6.5% , 2/1/2022		845,000	743,838
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	50,250
SBA Communications Corp., 5.625%, 10/1/2019		385,000	400,400
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		555,000	564,712
Summit Materials LLC, 6.125%, 7/15/2023		705,000	680,325
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,413,133
Techem Energy Metering Service GmbH & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	230,548
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	905,639
Titan International, Inc., 6.875%, 10/1/2020		345,000	252,361
Triumph Group, Inc., 5.25%, 6/1/2022		260,000	208,975
United Rentals North America, Inc.:
4.625%, 7/15/2023		350,000	339,500
6.125%, 6/15/2023 (b)		45,000	43,313
7.625%, 4/15/2022		695,000	714,981
USG Corp., 144A, 5.5%, 3/1/2025		25,000	25,344
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		535,000	448,062
XPO Logistics, Inc., 144A, 5.75%, 6/15/2021	EUR	1,125,000	1,084,921
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020 (b)		834,000	832,540
144A, 4.5%, 4/29/2022 (b)		2,160,000	2,081,700
144A, 4.75%, 4/29/2025		1,900,000	1,781,250
			40,294,600
Information Technology 3.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	210,125
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		660,000	664,950
144A, 6.125%, 11/1/2023		255,000	256,913
Cardtronics, Inc., 5.125%, 8/1/2022		290,000	282,750
CDW LLC:
5.5%, 12/1/2024		745,000	775,262
6.0%, 8/15/2022		305,000	320,631
EarthLink Holdings Corp., 7.375%, 6/1/2020		475,000	477,375
Entegris, Inc., 144A, 6.0%, 4/1/2022		310,000	314,650
First Data Corp., 144A, 7.0%, 12/1/2023		700,000	705,250
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022 (b)		530,000	555,175
Infor U.S., Inc., 144A, 6.5%, 5/15/2022 (b)		465,000	405,712
Informatica LLC, 144A, 7.125%, 7/15/2023		210,000	187,950
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		515,000	417,150
NCR Corp.:
5.875%, 12/15/2021		105,000	103,163
6.375%, 12/15/2023		265,000	262,183
NXP BV, 144A, 3.75%, 6/1/2018		510,000	513,315
Open Text Corp., 144A, 5.625%, 1/15/2023		420,000	417,900
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		310,000	283,262
United Group BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,114,153
			10,267,869
Materials 8.2%
ArcelorMittal:
5.125%, 6/1/2020 (b)		485,000	390,425
6.25%, 8/5/2020 (b)		2,170,000	1,752,275
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	300,000	321,253
144A, 6.75%, 1/31/2021 (b)		690,000	653,775
144A, 9.125%, 10/15/2020		2,750,000	2,756,875
Ball Corp.:
3.5%, 12/15/2020	EUR	1,200,000	1,332,784
4.375%, 12/15/2023	EUR	1,200,000	1,330,835
5.25%, 7/1/2025		530,000	544,575
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		855,000	852,862
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	287,250
Chemours Co., 144A, 6.125%, 5/15/2023	EUR	640,000	434,533
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		395,000	380,188
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		635,000	501,650
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		858,000	388,245
Greif Nevada Holdings, Inc. SCS, 144A, 7.375%, 7/15/2021	EUR	1,500,000	1,860,893
Greif, Inc., 7.75%, 8/1/2019		190,000	211,375
Hexion, Inc., 6.625%, 4/15/2020		91,000	70,525
Huntsman International LLC, 5.125%, 4/15/2021	EUR	2,385,000	2,351,141
Novelis, Inc., 8.75%, 12/15/2020		855,000	777,110
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		990,000	967,725
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	493,113
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	870,000	754,109
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,730,000	2,733,412
6.875%, 2/15/2021		1,000,000	1,035,000
Sealed Air Corp.:
144A, 4.875%, 12/1/2022 (b)		245,000	246,683
144A, 5.125%, 12/1/2024		125,000	125,000
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		420,000	348,600
SPCM SA, 144A, 6.0%, 1/15/2022		815,000	821,112
Tronox Finance LLC:
6.375%, 8/15/2020		405,000	250,088
144A, 7.5%, 3/15/2022		500,000	301,250
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021 (b)		205,000	206,025
144A, 5.625%, 10/1/2024		100,000	99,500
			25,580,186
Telecommunication Services 14.6%
B Communications Ltd., 144A, 7.375%, 2/15/2021		530,000	574,573
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,074,851
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		185,000	181,531
Series T, 5.8%, 3/15/2022		760,000	703,000
Series S, 6.45%, 6/15/2021 (b)		1,195,000	1,164,384
Series W, 6.75%, 12/1/2023 (b)		600,000	567,750
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		255,000	259,463
144A, 5.0%, 6/15/2021		515,000	495,688
CyrusOne LP, 6.375%, 11/15/2022		685,000	695,275
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		520,000	387,660
144A, 8.25%, 9/30/2020		2,908,000	2,352,208
Digicel Ltd., 144A, 6.75%, 3/1/2023		785,000	675,100
Frontier Communications Corp.:
6.25%, 9/15/2021		310,000	261,175
6.875%, 1/15/2025		1,365,000	1,085,175
7.125%, 1/15/2023		275,000	228,938
8.5%, 4/15/2020		190,000	188,338
144A, 10.5%, 9/15/2022		1,505,000	1,463,612
144A, 11.0%, 9/15/2025		920,000	886,650
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		415,000	447,163
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		835,000	665,912
7.25%, 10/15/2020		1,405,000	1,208,300
Level 3 Financing, Inc.:
5.375%, 8/15/2022		1,395,000	1,415,925
144A, 5.375%, 1/15/2024 (b)		420,000	424,200
5.375%, 5/1/2025 (b)		415,000	417,594
6.125%, 1/15/2021		320,000	335,200
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	2,000,000	1,814,528
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		620,000	540,764
Plantronics, Inc., 144A, 5.5%, 5/31/2023		205,000	206,538
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	111,623
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	1,300,000	1,436,808
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		1,995,000	2,084,775
SoftBank Group Corp., REG S, 5.375%, 7/30/2022		200,000	198,000
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020 (b)		500,000	480,000
Sprint Corp., 7.125%, 6/15/2024		2,015,000	1,360,125
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		210,000	213,675
6.375%, 3/1/2025 (b)		1,019,000	1,021,547
6.5%, 1/15/2026		35,000	35,000
Telenet Finance V Luxembourg SCA, 144A, 6.75%, 8/15/2024	EUR	1,435,000	1,686,672
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	2,000,000	2,031,188
144A, 5.375%, 1/15/2025		4,085,000	3,921,600
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		562,500	593,437
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		7,160,000	7,088,400
Wind Acquisition Finance SA:
144A, 3.856% **, 7/15/2020	EUR	400,000	421,404
144A, 6.5%, 4/30/2020		380,000	391,400
Windstream Services LLC, 7.75%, 10/15/2020 (b)		130,000	107,575
Zayo Group LLC:
6.0%, 4/1/2023 (b)		1,120,000	1,094,800
6.375%, 5/15/2025		520,000	504,400
			45,503,924
Utilities 1.8%
Calpine Corp.:
5.375%, 1/15/2023 (b)		490,000	445,900
5.75%, 1/15/2025 (b)		490,000	440,388
Dynegy, Inc.:
7.375%, 11/1/2022		525,000	464,625
7.625%, 11/1/2024		940,000	827,200
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		1,000,000	730,000
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		395,000	288,350
NRG Energy, Inc.:
6.25%, 5/1/2024 (b)		2,410,000	1,921,975
7.875%, 5/15/2021		445,000	387,150
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		200,000	153,000
			5,658,588
Total Corporate Bonds (Cost $295,863,922)			272,077,173
Government & Agency Obligations 1.3%
Other Government Related (c) 0.1%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	400,164
U.S. Treasury Obligation 1.2%
U.S. Treasury Note, 1.0%, 8/31/2016		3,700,000	3,709,431
Total Government & Agency Obligations (Cost $4,111,902)			4,109,595
Loan Participations and Assignments 0.5%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		1,496,154	1,478,387
Total Loan Participations and Assignments (Cost $2,197,091)			1,478,387
Convertible Bond 0.5%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $1,280,096)		1,306,200	1,532,564
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $801,386)		1,279,000	959,250
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		21	37,616
Industrials 0.0%
Congoleum Corp.*		23,760	0
Quad Graphics, Inc.		302	3,044
			3,044
Materials 0.0%
GEO Specialty Chemicals, Inc.*		136,977	61,695
GEO Specialty Chemicals, Inc. 144A*		1,703	767
			62,462
Total Common Stocks (Cost $291,928)			103,122
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $239,283)		1,219	1,248
Securities Lending Collateral 13.2%
Daily Assets Fund “Capital Shares”, 0.40% (e) (f) (Cost $40,981,749)		40,981,749	40,981,749
Cash Equivalents 7.6%
Central Cash Management Fund, 0.32% (e) (Cost $23,794,082)		23,794,082	23,794,082
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $369,561,439) †		110.7	345,037,170
Other Assets and Liabilities, Net		(10.7)	(33,485,845)
Net Assets		100.0	311,551,325

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	708,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	1,000,000	USD	616,309	730,000
					1,325,278	730,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
†	The cost for federal income tax purposes was $369,485,838. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $24,448,668. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,497,185 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,945,853.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $39,547,366, which is 12.7% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	75,637	37,616	0.01

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust

At January 31, 2016, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)

3/20/2015 6/20/2020	520,000[1]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	76,006	43,817	32,189
9/20/2014 12/20/2019	1,410,000[2]	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	21,741	73,762	(52,021)
Total net unrealized depreciation					(19,832)

(g)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1	Barclays Bank PLC
2	Morgan Stanley

As of January 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	49,210,000	USD	53,510,605	4/14/2016	92,189	Citigroup, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$272,077,173	$—	$272,077,173
Government & Agency Obligations	—	4,109,595	—	4,109,595
Loan Participations and Assignments	—	1,478,387	0	1,478,387
Convertible Bond	—	—	1,532,564	1,532,564
Preferred Security	—	959,250	—	959,250
Common Stocks (i)	3,044	—	100,078	103,122
Warrants	—	—	1,248	1,248
Short-Term Investments (i)	64,775,831	—	—	64,775,831
Derivatives (j)
Credit Default Swap Contracts	—	32,189	—	32,189
Forward Foreign Currency Exchange Contracts	—	92,189	—	92,189
Total	$64,778,875	$278,748,783	$1,633,890	$345,161,548
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Credit Default Swap Contracts	$—	$(52,021)	$—	$(52,021)
Total	$—	$(52,021)	$—	$(52,021)

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ (19,832)	$ —
Foreign Exchange Contracts	$ —	$ 92,189

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016